Income Taxes (Details) - Schedule of reconciliation of statutory income tax rate - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of statutory income tax rate [Abstract]
Income before tax		$ 236,139	$ 241,225	$ 202,320
Multiplied by the statutory income tax rates		26.46%	26.46%	26.56%
Tax expenses income at applicable tax rate		$ 62,482	$ 63,828	$ 53,736
Income tax recorded at rates different from the Canadian tax rate		(38,060)	(22,875)	(13,017)
Permanent differences		15,444	1,548	(6,760)
Effect on deferred tax balances due to changes in income tax rates			(885)	(2,829)
Effect of temporary differences not recognized as deferred tax assets		44,591	(43,941)	(16,681)
Taxes related to prior periods	[1]	(4,769)	(1,467)	(311)
Other	[1]	(1,311)	(561)	984
Tax expense (recovery)		$ 78,377	$ (4,353)	$ 15,122
Effective income tax rate		33.19%	(1.80%)	7.47%

[1]	Certain comparative figures have been reclassified to conform to the current year presentation.